Long-term Debt - Narrative (Details)			1 Months Ended	12 Months Ended
	Oct. 03, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 21, 2016 USD ($)	Jan. 21, 2016 loan	Jan. 21, 2016 agreement	Feb. 03, 2015 USD ($)
Debt Instrument [Line Items]
Schedule of sale of previously retained mortgage-backed and asset-backed notes
During 2013, SFC sold the following previously retained mortgage-backed notes:

(dollars in millions)	Principal Amount of Previously Retained Notes Issued	Carrying Amount of Additional Debt Recorded

Mortgage Securitizations
SLFMT 2012-2	$20	$21
SLFMT 2012-3	8	8
SLFMT 2013-2	158	149
SLFMT 2013-3	23	23

Subsequent Event
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						$ 2,400,000,000
Number of bilateral conduit facilities							4	4
Medium Term Notes | Medium Term 6.50 Percent Notes Due 2017
Debt Instrument [Line Items]
Interest rates (as a percent)			6.50%		6.50%
OneMain Financial Holdings, LLC | Warehouse Agreement Borrowings
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity									$ 3,000,000,000
Long-term line of credit				$ 1,400,000,000
Debt covenant, minimum consolidated tangible shareholders' equity									$ 1,000,000,000
Debt covenant, maximum consolidated debt to tangible shareholders' equity ratio									600.00%
Debt Instrument, Covenant Percentage of Tangible Equity to Tangible Managed Assets									100.00%
Springleaf Finance Corporation | SpringCastle Funding Asset-backed Notes 2013-A
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ (21,000,000)
Springleaf Finance Corporation | Medium Term Notes | Senior Notes 5.25 % Due 2019
Debt Instrument [Line Items]
Debt instrument, face amount			$ 700,000,000		$ 700,000,000
Contractual interest rate, minimum (as a percent)					5.25%
Springleaf Finance Corporation | Medium Term Notes | Medium Term 6.50 Percent Notes Due 2017
Debt Instrument [Line Items]
Debt repurchased			$ 23,000,000		$ 23,000,000
Interest rates (as a percent)			6.50%		6.50%
Springleaf Finance Corporation | Medium Term Notes | Medium Term 6.90 Percent Notes Due 2017
Debt Instrument [Line Items]
Debt repurchased			$ 66,000,000		$ 66,000,000
Interest rates (as a percent)			6.90%		6.90%
Springleaf Finance Corporation | Medium Term Notes | Medium Term Notes Due 2017
Debt Instrument [Line Items]
Deferred finance costs, net			$ 57,000,000		$ 57,000,000
Gain (loss) on extinguishment of debt			(17,000,000)
Springleaf Finance Corporation | Medium Term Notes | Beneficial Owners of Debt | Medium Term 6.50 Percent Notes Due 2017
Debt Instrument [Line Items]
Debt repurchased			9,000,000		9,000,000
Springleaf Finance Corporation | Medium Term Notes | Beneficial Owners of Debt | Medium Term 6.90 Percent Notes Due 2017
Debt Instrument [Line Items]
Debt repurchased			$ 361,000,000		361,000,000
Springleaf Finance Corporation | Medium Term Notes | Beneficial Owners of Debt | Medium Term Notes Due 2017
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					$ (20,000,000)
Corporate Joint Venture
Debt Instrument [Line Items]
Ownership percentage	47.00%			47.00%
Springleaf Financial Funding Company | Secured term loan
Debt Instrument [Line Items]
Repayments of debt		$ 750,000,000